Pioneer Emerging Markets
Equity Fund

Schedule of Investments | December 31, 2019

Ticker Symbols: Class A PEMEX Class C PEMNX Class Y PEMSX

	Shares		Value
		UNAFFILIATED ISSUERS - 97.2%
		COMMON STOCKS - 97.2% of Net Assets
		Auto Components - 0.5%
	3,995	Tupy S.A.	$25,146
	34,000	Xinyi Glass Holdings Ltd.	45,048
		Total Auto Components	$70,194
		Automobiles - 2.0%
	136,400	Astra International Tbk PT	$68,040
	64,000	Brilliance China Automotive Holdings Ltd.	66,390
	228	Eicher Motors, Ltd.	71,575
	1,277(a)	Kia Motors Corp.	48,939
		Total Automobiles	$254,944
		Banks - 16.0%
	1,814	Absa Group Ltd.	$19,327
	6,806	Abu Dhabi Commercial Bank PJSC	14,675
	45,006(a)	Alpha Bank AE	97,079
	7,967	Banco Bradesco S.A.	71,692
	4,337	Banco Bradesco S.A. (A.D.R.)	38,816
	1,629	Banco Davivienda S.A.	22,786
	10,486	Banco do Brasil S.A.	137,796
	800	Banco Santander Chile (A.D.R.)	18,456
	81,800	Bank Central Asia Tbk PT	196,950
	119,700	Bank Mandiri Persero Tbk PT	66,177
	14,963	Commercial International Bank Egypt S.A.E	77,379
	101	Credicorp, Ltd.	21,526
	66,000	CTBC Financial Holding Co. Ltd.	49,422
	22,293	Emirates NBD Bank PJSC	78,899
	993	Erste Group Bank AG	37,381
	12,610	First Abu Dhabi Bank PJSC	52,045
	21,706	Grupo Financiero Banorte S.A.B de CV, Class O	121,184
	1,778	HDFC Bank, Ltd. (A.D.R.)	112,672
	8,689	ICICI Bank, Ltd.	65,592
	11,237	ICICI Bank, Ltd. (A.D.R.)	169,566
	2,418	Itau Unibanco Holding S.A. (A.D.R.)	22,125
	16,958	Itausa - Investimentos Itau S.A.	59,445
	1,355	OTP Bank Nyrt	70,816
	33,165	Sberbank of Russia PJSC	136,113
	44,881	Sberbank of Russia PJSC	165,072
	4,051	Sberbank of Russia PJSC (A.D.R.)	66,436
	11,542	State Bank of India	53,994
		Total Banks	$2,043,421
		Beverages - 1.3%
	8,000	China Resources Beer Holdings Co. Ltd.	$44,267
MXN	3,833(b)	Fomento Economico Mexicano S.A.B de CV	36,152
	363	Fomento Economico Mexicano S.A.B de CV (A.D.R.)	34,307
	70,000	Thai Beverage PCL	46,328
		Total Beverages	$161,054
		Biotechnology - 0.3%
	95(a)	Hugel, Inc.	$32,684
		Total Biotechnology	$32,684
		Capital Markets - 0.6%
	969	B3 S.A. - Brasil Bolsa Balcao	$10,359
BRL	1,256(b)	Banco BTG Pactual S.A.	23,789
	538(a)	Korea Investment Holdings Co. Ltd.	33,696
		Total Capital Markets	$67,844
		Commercial Services & Supplies - 0.6%
	60,000	China Everbright International, Ltd.	$48,144
	24,000	Greentown Service Group Co., Ltd.	26,221
		Total Commercial Services & Supplies	$74,365
		Construction & Engineering - 1.5%
	203,000	Beijing Urban Construction Design & Development Group Co., Ltd., Class H (144A)	$60,203
	44,900	China State Construction Engineering Corp. Ltd.	36,229
	52,300	IJM Corp. Bhd	27,745
	3,447	Larsen & Toubro Ltd.	63,042
		Total Construction & Engineering	$187,219
		Construction Materials - 0.1%
	4,665	Cemex S.A.B de CV (A.D.R.)	$17,634
		Total Construction Materials	$17,634
		Diversified Financial Services - 0.5%
	3,546	PSG Group Ltd.	$59,254
		Total Diversified Financial Services	$59,254
		Diversified Telecommunication Services - 0.2%
	11,072	Orange Polska S.A.	$20,778
		Total Diversified Telecommunication Services	$20,778
		Electric Utilities - 1.2%
BRL	2,229(b)	Alupar Investimento S.A.	$15,305
	2,289	Centrais Eletricas Brasileiras S.A. (A.D.R.)	21,333
	447,918	Inter RAO UES PJSC	36,384
	Shares		Value
		Electric Utilities - (continued)
	27,113	Power Grid Corp. of India Ltd.	$72,423
		Total Electric Utilities	$145,445
		Electrical Equipment - 0.2%
	8,700	Zhuzhou CRRC Times Electric Co. Ltd., Class H	$31,498
		Total Electrical Equipment	$31,498
		Electronic Equipment, Instruments & Components - 1.4%
	7,000	Chroma ATE, Inc.	$33,931
	6,000	Elite Material Co. Ltd.	27,479
	488(a)	Samsung Electro-Mechanics Co. Ltd.	52,770
	293	Samsung SDI Co. Ltd.	59,819
		Total Electronic Equipment, Instruments & Components	$173,999
		Energy Equipment & Services - 1.2%
	32,000	China Oilfield Services Ltd., Class H	$50,203
	963	Compania Paranaense de Energia (A.D.R.)	16,313
	26,800	Dialog Group Bhd	22,604
	536,000(a)	Sinopec Oilfield Service Corp., Class H	58,492
		Total Energy Equipment & Services	$147,612
		Entertainment - 1.8%
	1,107	CD Projekt S.A.	$81,550
	89(a)	NCSoft Corp.	41,653
	383	NetEase, Inc. (A.D.R.)	117,443
		Total Entertainment	$240,646
		Equity Real Estate Investment Trusts (REITs) - 0.1%
	8,751	PLA Administradora Industrial S de RL de CV	$14,348
		Total Equity Real Estate Investment Trusts (REITs)	$14,348
		Food & Staples Retailing - 1.3%
	1,766	Bid Corp. Ltd.	$41,615
	621(a)	Dino Polska S.A. (144A)	23,570
	53,500	Sun Art Retail Group Ltd.	64,908
	1,250	X5 Retail Group NV (G.D.R.)	43,125
		Total Food & Staples Retailing	$173,218
		Food Products - 2.4%
	1,656	Compania Brasileira de Distribuicao (A.D.R.)	$36,217
	2,130(a)	Gruma S.A.B de CV, Class B	21,831
	11,000	Health & Happiness H&H International Holdings, Ltd.	45,544
	30,933	JBS S.A.	198,550
		Total Food Products	$302,142
		Gas Utilities - 1.5%
	7,500	Beijing Enterprises Holdings Ltd.	$34,423
	1,600	ENN Energy Holdings Ltd.	17,491
	34,977	GAIL India Ltd.	59,361
	6,092	Infraestructura Energetica Nova S.A.B de CV	28,605
	62,000	Kunlun Energy Co. Ltd.	54,764
		Total Gas Utilities	$194,644
		Household Durables - 1.4%
	1,783	Ez Tec Empreendimentos e Participacoes S.A.	$23,022
	37,900	Haier Smart Home Co. Ltd.	106,109
	636	Woongjin Coway Co. Ltd.	51,223
		Total Household Durables	$180,354
		Industrial Conglomerates - 0.9%
	15,812	Alfa S.A.B de CV	$13,096
	3,490	Ayala Corp.	54,055
	2,294	Bidvest Group Ltd.	33,522
	214(a)	LG Corp.	13,662
		Total Industrial Conglomerates	$114,335
		Insurance - 3.5%
	4,400	AIA Group, Ltd.	$46,208
	70,000	PICC Property & Casualty Co. Ltd., Class H	84,387
	23,000	Ping An Insurance Group Co. of China, Ltd., Class H	271,957
	183(a)	Samsung Fire & Marine Insurance Co. Ltd.	38,548
		Total Insurance	$441,100
		Interactive Media & Services - 8.1%
	854(a)	58.com, Inc. (A.D.R.)	$55,279
	517(a)	Autohome, Inc. (A.D.R.)	41,365
	609(a)	Baidu, Inc. (A.D.R.)	76,978
	2,619(a)	Mail.Ru Group Ltd. (G.D.R.)	58,404
	647(a)	NAVER Corp.	104,385
	12,400	Tencent Holdings, Ltd.	597,943
	2,426(a)	Yandex NV	105,507
		Total Interactive Media & Services	$1,039,861
		Internet & Direct Marketing Retail - 9.1%
	3,655(a)	Alibaba Group Holding, Ltd. (A.D.R.)	$775,225
	2,972(a)	JD.com, Inc. (A.D.R.)	104,704
	1,544(a)	MakeMyTrip Ltd.	35,358
	962	Naspersm, Ltd., Class N	157,262
	336(a)	Prosus NV	25,075
	Shares		Value
		Internet & Direct Marketing Retail - (continued)
	2,322(a)	Trip.com Group Ltd. (A.D.R.)	$77,880
		Total Internet & Direct Marketing Retail	$1,175,504
		IT Services - 1.7%
	8,500	Cielo S.A.	$17,700
	6,086	HCL Technologies, Ltd.	48,531
	3,678	Infosys Ltd.	37,731
	7,919	Infosys Ltd. (A.D.R.)	81,724
	3,836	Tech Mahindra Ltd.	40,922
		Total IT Services	$226,608
		Machinery - 2.1%
	24,000	China Conch Venture Holdings Ltd.	$104,762
	186(a)	Hyundai Heavy Industries Holdings Co. Ltd.	54,386
	3,375	Iochpe Maxion S.A.	19,631
	374(a)	Korea Shipbuilding & Offshore Engineering Co. Ltd.	40,928
	55,600	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	46,612
		Total Machinery	$266,319
		Media - 0.2%
	3,662(a)	MultiChoice Group	$30,444
		Total Media	$30,444
		Metals & Mining - 4.1%
	1,455	AngloGold Ashanti Ltd.	$32,862
	14,700	Baoshan Iron & Steel Co. Ltd.	12,115
	7,706	Bradespar S.A.	73,389
	2,738	Gerdau S.A. (A.D.R.)	13,416
	28,254	Grupo Mexico S.A.B de CV	77,675
	24,299	Hindalco Industries Ltd.	73,488
	3,201(a)	Impala Platinum Holdings Ltd.	32,784
	123	MMC Norilsk Nickel PJSC	37,852
	2,537	MMC Norilsk Nickel PJSC (A.D.R.)	77,353
	2,418	Polymetal International PLC	38,259
	1,692	Ternium S.A. (A.D.R.)	37,224
		Total Metals & Mining	$506,417
		Oil, Gas & Consumable Fuels - 8.0%
	76,000	CNOOC Ltd.	$126,454
	13,435	Compania Energetica de Minas Gerais (A.D.R.)	45,813
	2,401(a)	Cosan Ltd.	54,839
	42,405	Gazprom PJSC	175,162
	1,353	LUKOIL PJSC (A.D.R.)	133,555
	273	Novatek PJSC (G.D.R.)	55,419
	15,811	Petroleo Brasileiro S.A.	118,715
	4,995	Petroleo Brasileiro S.A. (A.D.R.)	74,525
	2,200	Reliance Industries, Ltd.	46,741
	4,103	Rosneft Oil Co. PJSC	29,725
	361	SK Innovation Co. Ltd.	46,844
	15,288	Surgutneftegas PJSC	9,291
	61,730	Surgutneftegas PJSC	50,192
	791	Transportadora de Gas del Sur S.A. (A.D.R.)	5,671
	3,023(a)	Vista Oil & Gas S.A.B de CV (A.D.R)	23,731
	1,847	YPF S.A. (A.D.R.)	21,388
		Total Oil, Gas & Consumable Fuels	$1,018,065
		Paper & Forest Products - 0.2%
	2,775	Suzano S.A.	$27,394
		Total Paper & Forest Products	$27,394
		Real Estate Management & Development - 3.4%
	82,982	Aldar Properties PJSC	$48,798
	30,000	China Overseas Land & Investment Ltd.	116,894
	18,000	China Resources Land, Ltd.	89,664
	7,277	Corp. Inmobiliaria Vesta S.A.B de CV	13,132
	12,300(a)	Helbor Empreendimentos S.A.	13,923
	1,135	Iguatemi Empresa de Shopping Centers S.A.	14,938
	12,000	Longfor Group Holdings, Ltd. (144A)	56,232
	7,984	Prestige Estates Projects Ltd.	37,797
	10,500	Shimao Property Holdings, Ltd.	40,711
	1,000	Sun Hung Kai Properties, Ltd.	15,316
		Total Real Estate Management & Development	$447,405
		Semiconductors & Semiconductor Equipment - 8.4%
	4,000	Global Unichip Corp.	$32,226
	30,000	King Yuan Electronics Co. Ltd.	37,658
	4,000	LandMark Optoelectronics Corp.	41,318
	29,500(a)	Semiconductor Manufacturing International Corp.	45,221
	2,320	SK Hynix, Inc.	188,858
	12,454	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	723,577
		Total Semiconductors & Semiconductor Equipment	$1,068,858
		Software - 0.3%
	12,000(a)	Kingsoft Corp. Ltd.	$31,120
	1,980	Linx S.A.	17,448
		Total Software	$48,568
	Shares		Value
		Specialty Retail - 0.5%
	33,615	Detsky Mir PJSC (144A)	$54,155
	797	JUMBO S.A.	16,584
		Total Specialty Retail	$70,739
		Technology Hardware, Storage & Peripherals - 6.5%
	6,677	Samsung Electronics Co., Ltd.	$262,237
	8,839	Samsung Electronics Co., Ltd.	426,672
	124	Samsung Electronics Co., Ltd. (144A) (G.D.R.)	149,578
		Total Technology Hardware, Storage & Peripherals	$838,487
		Textiles, Apparel & Luxury Goods - 0.8%
	19,200	Samsonite International S.A. (144A)	$46,095
	96,500	Xtep International Holdings Ltd.	51,291
		Total Textiles, Apparel & Luxury Goods	$97,386
		Thrifts & Mortgage Finance - 1.3%
	5,124	Housing Development Finance Corp. Ltd.	$173,281
		Total Thrifts & Mortgage Finance	$173,281
		Tobacco - 0.3%
	36,027	Eastern Co. S.A.E	$33,939
		Total Tobacco	$33,939
		Trading Companies & Distributors - 0.1%
	56,000	AKR Corporindo Tbk PT	$15,934
		Total Trading Companies & Distributors	$15,934
		Transportation Infrastructure - 0.3%
	16,000	China Merchants Port Holdings Co. Ltd.	$27,074
	3,625(a)	EcoRodovias Infraestrutura e Logistica S.A.	14,700
		Total Transportation Infrastructure	$41,774
		Water Utilities - 0.3%
	2,723	Compania de Saneamento Basico do Estado de Sao Paulo (A.D.R.)	$40,981
		Total Water Utilities	$40,981
		Wireless Telecommunication Services - 1.0%
	9,513	Bharti Airtel Ltd.	$60,794
	6,500	China Mobile Ltd.	54,660
	69,900	Sistema PJSFC	17,157
		Total Wireless Telecommunication Services	$132,611
		TOTAL COMMON STOCKS
		(Cost $11,026,478)	$12,449,307
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.2%
		(Cost $11,026,478)	$12,449,307
		OTHER ASSETS AND LIABILITIES - 2.8%	$363,079
		NET ASSETS - 100.0%	$12,812,386

REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2019, the value of these securities amounted to $389,833, or 3.0% of net assets.

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.

(a)	Non-income producing security.
(b)	Security is priced as a unit.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

BRL	-	Brazilian Real
MXN	-	Mexican Peso

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2019, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$12,449,307	$–	$–	$12,449,307
Total Investments in Securities	$12,449,307	$–	$–	$12,449,307